EQUIPMENT LOANS (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Computer equipment [member]
Statement [Line Items]
Equipment loans expiration description	The Company has entered into loans for mining equipment maturing in 2021 with fixed interest rates of 6.29% per annum
Net carrying amount	$ 442	$ 559
Computer equipment [Member] | Top of range [member]
Statement [Line Items]
Fixed interest rate	6.29%